Consolidated Statements Of Operations (Unaudited) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Statements of Operations [Abstract]
Revenue	$ 6,944	$ 4,908	$ 25,377	$ 23,557
Cost of revenue	5,664	3,598	17,148	18,598
Gross Profit	1,280	1,310	8,229	4,959
Operating expenses
Employee expenses	2,237	1,015	5,097	4,672
Related party expenses	0	85	251	399
Impairment of property and equipment			0	649
Other operating expenses	1,456	195	2,432	1,316
Depreciation and amortization	110	156	525	748
Total operating expenses	3,803	1,451	8,305	7,784
Operating loss	(2,523)	(141)	(76)	(2,825)
Interest Expense	(87)
Other (expense)			(43)	(5)
Loss before income taxes	(2,610)	(141)	(119)	(2,830)
Income taxes	1		(67)	0
Net Loss	$ (2,611)	$ (141)	$ (186)	$ (2,830)
Net (Loss) per Common Share - Basic			$ 0.00	$ (0.14)
Weighted-Average Number of shares outstanding - Basic			41,897,560	20,000,000
Net (Loss) per Common Share - Diluted			$ 0.00	$ (0.14)
Weighted-Average Number of shares outstanding - Diluted			41,897,560	20,000,000
Net Loss per Common Share - Basic and Diluted	$ (0.03)	$ (0.01)
Weighted-Average Number of shares outstanding - Basic and Diluted	83,156,969	20,000,000